Share-based payments - Accounting policies (Details)	12 Months Ended
Mar. 31, 2025
Share-based payments
Maximum percentage of ordinary share capital issued under all plans	10.00%
Maximum percentage of ordinary share capital issued under plans other than all-employee basis	5.00%